Cover	12 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Explanatory Note We are amending our Report of Foreign Private Issuer on Form 6-K originally furnished to the U.S. Securities and Exchange Commission on December 13, 2024 (the “Original Filing”), solely for the purpose of (i) providing the audited consolidated financial statements contained therein with the relevant Interactive Data Files in Inline XBRL format and (ii) including Form 52-109F1 certifications of our Chief Executive Officer and Chief Financial Officer as Exhibits 99.4 and 99.5, respectively. As such, other than the foregoing, no part of the Original Filing is being amended.
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-41726
Entity Registrant Name	Electrovaya Inc.
Entity Central Index Key	0001844450
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	6688 Kitimat Road
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L5N 1P8